23. Investments (Tables)	6 Months Ended
Jun. 30, 2020
Investments Abstract
Schedule of investments in associates and joint ventures
23.1.	Investments in associates and joint ventures
	Balance at 12.31.2019	Investments	Restructuring, capital decrease and others	Results of equity-accounted investments	CTA	OCI	Dividends	Balance at 06.30.2020
Joint Ventures	1,192	5	(4)	(134)	(145)	-	(68)	846
Associates (*)	4,302	5	17	(375)	(693)	(603)	(32)	2,621
Other investments	5	-	-	−	(1)	-	−	4
Total	5,499	10	13	(509)	(839)	(603)	(100)	3,471
(*) It includes Petrobras Distribuidora and Braskem.